The Company and Summary of Significant Accounting Policies - Revenue from External Customers by Geographic Areas (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue from External Customer [Line Items]
Revenue	$ 955,970	$ 24,657	$ 4,032,168	$ 35,404	$ 40,355	$ 708,244
United States
Revenue from External Customer [Line Items]
Revenue	942,265	20,759	4,000,590	31,506	35,165	7,200
International
Revenue from External Customer [Line Items]
Revenue	$ 13,705	$ 3,898	$ 31,578	$ 3,898	$ 5,190	$ 701,044